Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Statutory reserve [member]	Investment Reserve [Member]	Additional Dividend Proposed [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total [Member]
Beginning balance, value at Dec. 31, 2019	R$ 15,000,000	R$ 1,368,406	R$ 6,098,575	R$ 80,973		R$ (912,171)	R$ 21,635,783
IfrsStatementLineItems [Line Items]
Net income for the year					973,318		973,318
Actuarial gains (losses)						511,169	511,169
Total comprehensive income for the year					973,318	511,169	1,484,487
Legal Reserve		48,666			(48,666)
Interest on capital (R$1.08455 per share)					(231,163)		(231,163)
Complementary minimum dividends of 2021, approved (R$0.08139 per share)				(80,973)			(80,973)
Complementary minimum dividends (R$ 0.19145 per share)				40,806	(40,806)
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(14,430)			(14,430)
Transfer to investments reserve			652,683		(652,683)
Ending balance, value at Dec. 31, 2020	15,000,000	1,417,072	6,751,258	26,376		(401,002)	22,793,704
IfrsStatementLineItems [Line Items]
Net income for the year					2,305,869		2,305,869
Actuarial gains (losses)						447,376	447,376
Total comprehensive income for the year					2,305,869	447,376	2,753,245
Legal Reserve		115,293			(115,293)
Interest on capital (R$1.08455 per share)					(547,645)		(547,645)
Complementary minimum dividends of 2021, approved (R$0.08139 per share)				(26,376)			(26,376)
Complementary minimum dividends (R$ 0.19145 per share)				96,700	(96,700)
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(41,069)			(41,069)
Transfer to investments reserve			1,546,231		(1,546,231)
Ending balance, value at Dec. 31, 2021	15,000,000	1,532,365	8,297,489	55,631		46,374	24,931,859
IfrsStatementLineItems [Line Items]
Net income for the year					3,121,267		3,121,267
Actuarial gains (losses)						131,269	131,269
Total comprehensive income for the year					3,121,267	131,269	3,252,536
Legal Reserve		156,063			(156,063)
Interest on capital (R$1.08455 per share)					(741,301)		(741,301)
Complementary minimum dividends of 2021, approved (R$0.08139 per share)				(55,631)			(55,631)
Complementary minimum dividends (R$ 0.19145 per share)				130,857	(130,857)
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(53,930)			(53,930)
Transfer to investments reserve			2,093,046		(2,093,046)
Ending balance, value at Dec. 31, 2022	R$ 15,000,000	R$ 1,688,428	R$ 10,390,535	R$ 76,927		R$ 177,643	R$ 27,333,533